Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,139,788
4.55%, 10/15/38	5,000	5,324,671
4.70%, 10/15/41	2,500	2,638,350
		$ 10,102,809
Education — 4.1%
Massachusetts School Building Authority, 5.25%, 2/15/48	$5,000	$ 5,122,469
Ohio University, 5.00%, 12/1/45	3,250	3,250,251
Pennsylvania State University, 5.00%, 9/1/41	3,000	3,015,381
Texas A&M University, 4.375%, 5/15/38	1,720	1,816,944
University of Arkansas, 5.00%, 12/1/45	1,000	1,046,832
University of Minnesota, 5.00%, 11/1/45	2,565	2,670,947
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	105	107,660
		$ 17,030,484
Electric Utilities — 5.2%
Anaheim Housing and Public Improvements Authority, CA, 5.25%, 10/1/50	$4,000	$ 4,187,925
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,754,305
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/43	5,000	5,179,971
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 4/1/46	5,000	5,121,851
		$ 21,244,052
General Obligations — 24.5%
Anna, TX, 4.125%, 2/15/41	$1,000	$ 1,004,998
Brookline, MA, 1.625%, 2/15/35	5,000	4,156,785
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/40	355	197,450
Connecticut, 5.00%, 12/1/32	505	582,388
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,765,358
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	380,792
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,368,092
District of Columbia, (Washington DC):
5.00%, 10/15/44	1,000	1,029,340
5.00%, 8/1/46	2,780	2,957,299
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fairfax County, VA, 4.00%, 10/1/43	$4,000	$ 4,014,690
Florida, (Department of Transportation), 2.00%, 7/1/33	900	788,382
Forsyth County, NC, 4.00%, 6/1/43	505	507,716
Francis Howell R-III School District, MO, 3.00%, 3/1/36	2,405	2,347,105
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,249,331
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	645	633,270
Guilford County, NC, 3.00%, 5/1/37	2,025	1,924,414
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,186,089
3.25%, 2/15/32	2,900	2,915,061
Huntersville, NC, 2.00%, 6/1/33	400	366,461
Iredell County, NC, 4.00%, 4/1/43	1,000	1,006,460
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,125,950
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,555,747
Leander Independent School District, TX, (PSF Guaranteed):
0.00%, 8/15/30	550	477,996
0.00%, 8/15/31	600	505,177
Lewisville, TX:
2.75%, 2/15/35	1,065	1,017,546
2.75%, 2/15/36	1,760	1,651,762
Massachusetts:
5.00%, 7/1/34	1,560	1,841,422
5.00%, 7/1/35	3,055	3,629,781
5.00%, 11/1/45	2,700	2,817,747
Minnesota, 1.50%, 8/1/35	1,500	1,203,647
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/40	785	808,715
New Braunfels, TX, 5.00%, 2/1/41	610	650,660
New York, NY:
5.00%, 3/15/37	1,000	1,145,752
5.00%, 8/1/46	1,000	1,060,738
5.00%, 10/1/46	5,000	5,295,862
5.00%, 8/1/47	2,000	2,058,521
North Carolina, 3.00%, 6/1/31	450	450,215
Orange County, NC, 3.15%, 2/1/37	760	744,274
Oregon:
5.00%, 5/15/43	2,000	2,100,206
5.00%, 8/1/44	2,500	2,595,756
Pennsylvania, 4.00%, 10/1/37	5,970	6,249,956

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pickerington Local School District, OH:
4.25%, 12/1/41	$800	$ 819,443
4.25%, 12/1/42	235	238,377
Plano, TX, 3.34%, 9/1/36	5,055	4,996,207
Portland, ME, 2.50%, 4/1/36	1,610	1,450,209
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,500	3,891,913
Richmond, VA, 2.70%, 7/15/39	3,000	2,602,495
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/41	300	147,968
San Jacinto Community College District, TX, 5.00%, 2/15/44	5,750	5,923,988
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,170,541
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	71,827
Somerville, MA, 1.875%, 10/15/36	4,490	3,657,907
Waller County, TX:
4.00%, 2/15/45	1,000	969,050
5.00%, 2/15/37	1,000	1,127,896
Worthington City School District, OH, 5.00%, 12/1/43	350	372,799
		$100,809,531
Hospital — 1.0%
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$3,000	$ 3,143,436
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,103,794
		$ 4,247,230
Housing — 8.8%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$1,750	$ 1,854,327
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,535	2,744,894
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,255	4,507,310
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	365	381,194
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,760	3,398,704
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	366,858
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	3,005	3,223,777
Massachusetts Housing Finance Agency, (SPA: TD Bank, N.A.), 3.32%, 12/1/48(1)	975	975,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	$2,200	$ 2,318,247
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	986,011
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	583,683
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	460,858
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	829,263
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	730	818,094
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	5,280	5,582,270
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	982,618
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,365	2,471,464
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,665	1,789,808
Social Bonds, (GNMA), 6.00%, 1/1/54	1,690	1,855,143
		$ 36,129,523
Insured - Bond Bank — 1.2%
Indianapolis Local Public Improvement Bond Bank, IN, (AG), 4.00%, 6/1/36	$4,950	$ 5,136,103
		$ 5,136,103
Insured - Education — 2.9%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	$5,370	$ 5,811,758
Texas State Technical College System, System Improvement, (AG), 5.50%, 8/1/42	5,750	6,315,905
		$ 12,127,663
Insured - General Obligations — 0.4%
Mauston School District, WI, (AG), 1.75%, 3/1/36	$1,200	$ 941,655
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	336,659
(BAM), 0.00%, 8/1/42	700	328,464
		$ 1,606,778
Insured - Industrial Development Revenue — 2.1%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AG), 5.00%, 12/1/42	$1,460	$ 1,529,370

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Industrial Development Revenue (continued)
St. Vrain Lakes Metropolitan District No. 2, CO: (continued)
(AG), 5.00%, 12/1/46	$6,810	$ 6,954,431
		$ 8,483,801
Insured - Lease Revenue/Certificates of Participation — 1.4%
Sanger Unified School District, CA, (AG), 5.00%, 6/1/45	$5,500	$ 5,666,568
		$ 5,666,568
Insured - Special Tax Revenue — 2.8%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/41	$1,750	$ 1,975,247
(AG), 5.25%, 6/1/42	1,750	1,955,736
(AG), 5.25%, 6/1/44	1,000	1,091,212
(AG), 5.25%, 6/1/45	1,000	1,084,477
Harris County-Houston Sports Authority, TX, (AG), 5.00%, 11/15/30	3,750	4,122,679
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,083,678
		$ 11,313,029
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$2,140	$ 1,237,055
		$ 1,237,055
Lease Revenue/Certificates of Participation — 1.5%
California State Public Works Board, 5.00%, 11/1/47(2)	$2,505	$ 2,697,548
Schenectady County Capital Resource Corp., NY, (One Broadway Center), 5.50%, 1/1/57	3,250	3,468,591
		$ 6,166,139
Other Revenue — 8.3%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$5,000	$ 5,490,368
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	4,700	4,806,519
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	3,050	3,361,281
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,197,912
5.00%, 11/1/47	1,000	1,022,060
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	$965	$ 966,293
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,626,770
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,144,291
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,691,444
5.00% to 12/1/32 (Put Date), 5/1/55	1,250	1,358,327
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	8,000	8,590,501
		$ 34,255,766
Senior Living/Life Care — 1.6%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,026,858
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	716,223
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,013,457
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,011,113
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,750	2,992,173
		$ 6,759,824
Special Tax Revenue — 13.1%
District of Columbia, Income Tax Revenue, 4.00%, 3/1/37	$5,000	$ 5,114,728
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	4,000	4,076,710
Michigan Trunk Line Fund, 4.00%, 11/15/39	15,545	15,816,374
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,095,673
4.00%, 2/15/39	6,095	6,130,922
5.00%, 2/15/43	1,030	1,048,325
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/43	3,850	3,967,125
5.00%, 3/15/44	680	734,790
New York State Dormitory Authority, 5.00%, 3/15/45	7,535	8,045,551
New York State Thruway Authority, 5.00%, 3/15/46	2,000	2,127,840
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	250	278,694
Green Bonds, 5.25%, 11/15/39	1,215	1,379,606
		$ 53,816,338

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 3.0%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,193,941
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,534,488
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/39	5,000	5,639,280
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,046,751
Pennsylvania Turnpike Commission, 5.00%, 12/1/42	1,000	1,023,406
		$ 12,437,866
Water and Sewer — 12.0%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,769,579
Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/1/37	3,800	3,816,112
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,196,720
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44	1,300	1,414,982
Sustainability Bonds, 5.00%, 2/1/45	2,500	2,710,109
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,739,002
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	5,116,779
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	17,506,762
Spotsylvania County, VA, Water and Sewer Revenue, 4.00%, 12/1/37	720	746,788
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,420,769
Washington Suburban Sanitary District, MD:
2.00%, 12/1/41	1,000	723,080
5.00%, 6/1/44	1,175	1,284,036
		$ 49,444,718
Total Tax-Exempt Municipal Obligations (identified cost $383,123,847)		$398,015,277

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 494,645
Total Taxable Municipal Obligations (identified cost $485,000)		$ 494,645

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(3)	11,510,092	$ 11,510,092
Total Short-Term Investments (identified cost $11,510,092)		$ 11,510,092
Total Investments — 99.6% (identified cost $395,118,939)		$410,020,014
Other Assets, Less Liabilities — 0.4%		$ 1,736,900
Net Assets — 100.0%		$411,756,914
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(2)	When-issued security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
At October 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.4%
New York	11.5%
Others, representing less than 10% individually	69.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 9.5% of total investments.

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2025.
Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,510,092, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$27,361,166	$172,347,417	$(188,198,491)	$ —	$ —	$11,510,092	$386,869	11,510,092
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$398,015,277	$ —	$398,015,277
Taxable Municipal Obligations	—	494,645	—	494,645
Short-Term Investments	11,510,092	—	—	11,510,092
Total Investments	$11,510,092	$398,509,922	$ —	$410,020,014
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.